SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of channels for sale of medical devices | item	2
Revenues	$ 22,537,016	$ 37,037,108	$ 31,457,908
Sales return amount	1,400,000	2,000,000	1,000,000
Contract liabilities balance	200,000	300,000	200,000
Revenue expected to be recognized on remaining performance obligations	800,000	800,000
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue expected to be recognized on remaining performance obligations	$ 800,000
Period expected to be recognized on remaining performance obligations	12 months
Transferred over time
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	$ 0	$ 0	$ 0
Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Collectability assessment period	12 months
Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Collectability assessment period	24 months